Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating lease cost	$ 103	$ 158	$ 546	$ 429
Short-term lease cost	10	11	42	135
Total lease cost	$ 113	$ 169	$ 588	$ 564